CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue
Products	$ 183	$ 123	$ 572	$ 567
Licensing and royalties	13	381	400	20,000
Total revenue	196	504	972	20,567
Cost of sales	81	106	373	262
Gross profit	115	398	599	20,305
Operating expenses
Selling, marketing, general and administrative	959	1,026	4,243	4,498
Research and development	188	324	1,120	1,132
Settlement expense			1,713	2,800
Total operating expenses	1,147	1,350	7,076	8,430
Operating income (loss) from continuing operations	(1,032)	(952)	(6,477)	11,875
Change in value of warrants, gain (loss)	0	(11)	1,328	(23,341)
Change in value of conversion feature, gain			0	444
Other income	0	5	26	70
Interest expense	(39)	(15)	(90)	(4,018)
Interest income	4	8	22	6
Loss from continuing operations before income taxes	(1,067)	(965)	(5,191)	(14,964)
Income taxes	0	0	0	0
Loss from continuing operations	(1,067)	(965)	(5,191)	(14,964)
Discontinued operations:
Gain on disposal of subsidiaries, net of taxes (Note 14)			12,109	0
Loss from operations of discontinued operations, net of taxes (Note 14)	0	(429)	(763)	(2,679)
Net income (loss)	(1,067)	(1,394)	6,155	(17,643)
Other comprehensive income:
Foreign exchange translation gain during the period	0	55	0	53
Comprehensive income (loss)	$ (1,067)	$ (1,339)	$ 6,155	$ (17,590)
Net income (loss) attributable to Liquidmetal Technologies per share - basic
Loss from continuing operations (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.23)
Income (loss) from discontinued operations (in dollars per share)	$ 0	$ 0	$ 0.09	$ (0.04)
Basic income (loss) per share (in dollars per share)			$ 0.05	$ (0.27)
Net income (loss) attributable to Liquidmetal Technologies per share - diluted
(Loss) from continuing operations (in dollars per share)			$ (0.04)	$ (0.23)
Income (loss) from discontinued operations (in dollars per share)			$ 0.07	$ (0.04)
Diluted income (loss) per share (in dollars per share)			$ 0.03	$ (0.27)
Loss from continuing operations (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.23)
Income (loss) from discontinued operations (in dollars per share)	$ 0	$ 0	$ 0.09	$ (0.04)
Basic and diluted loss per share (in dollars per share)	$ (0.01)	$ (0.01)
Number of weighted average shares - basic (in shares)			118,523,228	64,965,375
Number of weighted average shares - diluted (in shares)			163,292,496	64,965,375
Number of weighted average shares - basic and diluted (in shares)	153,707,246	93,695,377